INVENTORIES (Details Narrative) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Property, Plant, and Equipment [Line Items]
Equipment transferred from inventories	$ 354,795
Machinery and Equipment [Member]
Property, Plant, and Equipment [Line Items]
Equipment transferred from inventories	$ 775,141